UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Spyglass Growth Fund
Institutional Shares | SPYGX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Spyglass Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://spygx.com/fund-documents/. You can also request this information by contacting us at 1-888-878-5680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$50	1.00%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$890,018,412
Number of Holdings	25
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors *	(% of Net Assets)
Information Technology	34.6%
Financials	22.2%
Health Care	15.7%
Consumer Discretionary	12.0%
Industrials	11.1%
Real Estate	3.8%
Cash & Other	0.6%

Top 10 Holdings	(% of Net Assets)
Affirm Holdings, Inc.	7.1%
Snowflake, Inc. - Class A	6.6%
Shift4 Payments, Inc. - Class A	6.0%
AppLovin Corp. - Class A	5.2%
API Group Corp.	5.0%
Robinhood Markets, Inc. - Class A	5.0%
MongoDB, Inc.	4.3%
Exact Sciences Corp.	4.2%
Kinsale Capital Group, Inc.	4.1%
Medpace Holdings, Inc.	4.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://spygx.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at 1-888-878-5680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
Spyglass Growth Fund	PAGE 1	TSR-SAR-56170L703

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Spyglass Growth Fund
Core Financial Statements
Semiannual Report June 30, 2025

SPYGLASS GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 12.0%
DoorDash, Inc. - Class A(a)	122,988	$30,317,772
Duolingo, Inc.(a)	42,775	17,538,605
Global-e Online Ltd.(a)	863,507	28,962,025
Sweetgreen, Inc. - Class A(a)	2,036,108	30,297,287
		107,115,689
Financials - 22.2%
Affirm Holdings, Inc.(a)	907,953	62,775,871
Kinsale Capital Group, Inc.	76,032	36,791,885
Robinhood Markets, Inc. - Class A(a)	478,594	44,810,756
Shift4 Payments, Inc. - Class A(a)	536,320	53,154,675
		197,533,187
Health Care - 15.7%
Exact Sciences Corp.(a)	709,363	37,695,550
Illumina, Inc.(a)	364,679	34,794,023
Medpace Holdings, Inc.(a)	117,202	36,785,020
Veeva Systems, Inc. - Class A(a)	107,097	30,841,794
		140,116,387
Industrials - 11.1%
AAON, Inc.	371,650	27,409,188
ACV Auctions, Inc. - Class A(a)	1,644,061	26,666,669
API Group Corp.(a)	878,129	44,828,485
		98,904,342
Information Technology- 34.6%(b)
AppLovin Corp. - Class A(a)	133,243	46,645,709
Astera Labs, Inc.(a)	383,528	34,678,602
Cadence Design Systems, Inc.(a)	67,103	20,677,789
CyberArk Software Ltd.(a)	67,477	27,455,042
HubSpot, Inc.(a)	47,794	26,603,574
MongoDB, Inc.(a)	180,188	37,837,678
nCino, Inc.(a)	822,735	23,011,898
Procore Technologies, Inc.(a)	468,916	32,083,233
Snowflake, Inc. - Class A(a)	260,998	58,403,523
		307,397,048
Real Estate - 3.8%
CoStar Group, Inc.(a)	419,392	33,719,117
TOTAL COMMON STOCKS (Cost $693,667,136)		884,785,770
TOTAL INVESTMENTS - 99.4% (Cost $693,667,136)		$884,785,770
Other Assets in Excess of Liabilities – 0.6%		5,232,642
TOTAL NET ASSETS - 100.0%		$ 890,018,412

The accompanying notes are an integral part of these financial statements.

1

SPYGLASS GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

2

SPYGLASS GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$884,785,770
Cash - interest bearing deposit account	13,388,332
Receivable for fund shares sold	645,501
Interest receivable	37,141
Prepaid expenses and other assets	23,257
Total assets	898,880,001
LIABILITIES:
Payable for investments purchased	7,184,651
Payable for capital shares redeemed	915,873
Payable to adviser	646,250
Payable for fund administration and accounting fees	56,473
Payable for transfer agent fees and expenses	27,271
Payable for custodian fees	5,596
Payable for compliance fees	2,029
Payable for expenses and other liabilities	23,446
Total liabilities	8,861,589
NET ASSETS	$890,018,412
Net Assets Consists of:
Paid-in capital	$1,084,141,561
Total accumulated losses	(194,123,149)
Total net assets	$890,018,412
Institutional Class
Net assets	$890,018,412
Shares issued and outstanding(a)	43,220,408
Net asset value per share	$20.59
Cost:
Investments, at cost	$693,667,136

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

SPYGLASS GROWTH FUND
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest income	$(210,195)
Dividend income(a)	—
Total investment income	(210,195)
EXPENSES:
Investment advisory fees (Note 4)	4,265,893
Fund administration and accounting fees (Note 4)	212,842
Transfer agent fees	62,543
Custodian fees	24,185
Legal fees	21,268
Federal and state registration fees	14,954
Trustees’ fees	12,405
Audit fees	8,507
Compliance fees	6,154
Reports to shareholders	5,066
Other expenses and fees	12,953
Total expenses	4,646,770
Expense reimbursement by Adviser (Note 4)	(380,877)
Net expenses	4,265,893
NET INVESTMENT LOSS	(4,476,088)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	84,967,232
Net realized gain	84,967,232
Net change in unrealized depreciation on:
Investments	(58,407,715)
Net change in unrealized depreciation	(58,407,715)
Net realized and unrealized gain	26,559,517
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,083,429

(a)	For the period ended June 30, 2025, there is no dividend income due to a return of capital reclassification.
The accompanying notes are an integral part of these financial statements.

4

SPYGLASS GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment loss	$(4,476,088)	$(6,686,869)
Net realized gain	84,967,232	251,304,407
Net change in unrealized appreciation (depreciation)	(58,407,715)	21,671,354
Net increase in net assets from operations	22,083,429	266,288,892
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	45,550,090	124,269,807
Shares redeemed - Institutional Class	(128,619,046)	(212,930,203)
Net decrease in net assets from capital transactions	(83,068,956)	(88,660,396)
Net increase (decrease) in net assets	(60,985,527)	177,628,496
NET ASSETS:
Beginning of the period	951,003,939	773,375,443
End of the period	$890,018,412	$951,003,939
SHARES TRANSACTIONS
Shares sold - Institutional Class	2,479,523	7,674,328
Shares redeemed - Institutional Class	(6,624,474)	(13,483,243)
Net decrease in shares outstanding	(4,144,951)	(5,808,915)

The accompanying notes are an integral part of these financial statements.

5

Spyglass Growth Fund
Financial Highlights
Institutional Class
For a capital share outstanding throughout each period

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$20.08	$14.54	$9.43	$17.88	$22.19	$14.09
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)	(0.14)	(0.08)	(0.10)	(0.22)	(0.17)
Net realized and unrealized gain (loss) on investments	0.61	5.68	5.19	(8.34)	(1.28)	8.87
Total from investment operations	0.51	5.54	5.11	(8.44)	(1.50)	8.70
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	(0.01)	(2.81)	(0.60)
Total distributions	—	—	—	(0.01)	(2.81)	(0.60)
Net asset value, end of period	$20.59	$20.08	$14.54	$9.43	$17.88	$22.19
Total return(b)	2.54%	38.10%	54.19%	(47.23)%	(6.42)%	61.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$890,018	$951,004	$773,375	$614,538	$2,064,723	$1,724,762
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(c)	1.09%	1.10%	1.13%	1.09%	1.05%	1.09%
After expense reimbursement/ recoupment(c)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets(c)	(1.05)%	(0.84)%	(0.67)%	(0.76)%	(0.95)%	(0.95)%
Portfolio turnover rate(b)	35%	66%	63%	54%	51%	38%

(a)	Net investment loss per share has been calculated based on average shares outstanding during the periods.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

6

SPYGLASS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Spyglass Growth Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a non-diversified series of the Trust. The Fund acquired the assets of Spyglass Partners Fund, LP, a Delaware investment limited partnership (the “Predecessor Private Fund”), in a tax-free conversion completed at the close of business on December 29, 2017. The Fund did not have any operations prior to December 29, 2017 other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on January 2, 2018, and currently only offers Institutional Shares. The Predecessor Private Fund had an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. However, the Predecessor Private Fund was not registered as an investment company under the 1940 Act, and was not subject to certain investment limitations, diversification requirements, liquidity requirements and other restrictions imposed by the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Spyglass Capital Management LLC (the “Advisor”) serves as the investment advisor to the Fund. As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The investment objective of the Fund is to seek long term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.
C.
Securities Transactions, Income, Expenses, and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

7

SPYGLASS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025 (Unaudited)(Continued)
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Year End: On August 6, 2025, the Board of Trustees of the Trust approved the reorganization of the Jackson Square Large-Cap Growth Fund and the Jackson Square SMID-Cap Growth Fund (each a “Target Fund” and together, the “Target Funds”), each a series of Managed Portfolio Series, with and into the Fund (each a “Reorganization” and together the “Reorganizations”). Each Reorganization is subject to approval by shareholders of the applicable Target Fund at a joint special meeting of the Target Funds to be held on October 24, 2025, and is expected to close on or about October 31, 2025. Jackson Square Partners, LLC serves as the investment adviser to each Target Fund. The Target Funds and the Acquiring Fund have identical investment objectives. Each of the Target Funds and the Acquiring Fund also invest primarily in common stocks of growth-oriented companies although the permissible market capitalization ranges of each Fund differ.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the- counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value

8

SPYGLASS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025 (Unaudited)(Continued)
hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded, and will be classified in Level 1 of the fair value hierarchy.
Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
Cash and Cash Equivalents. Cash and cash equivalents include cash on hand and demand deposits. The Fund sweeps uninvested cash into a Money Market Deposit Account (MMDA) offered by U.S. Bank. MMDAs are interest-bearing accounts that offer competitive interest rates and limited transactions capabilities. These accounts are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per depositor, per bank.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

Assets	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks*	$884,785,770	$ —	$ —	$884,785,770
Total Investments, at Value	$884,785,770	$—	$—	$884,785,770

*	Refer to the Schedule of Investments for industry classifications.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the period ended June 30, 2025, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 1.00% for the Spyglass Growth Fund based upon the average daily net assets of the Fund. For the period ended June 30, 2025, the Fund incurred $4,265,893 in advisory fees. Advisory fees payable at June 30, 2025 for the Fund were $646,250.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive its management fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends and interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation, do not exceed 1.00% of the average daily net assets for the Fund’s Institutional Shares.
For the period ended June 30, 2025, the Advisor reimbursed expenses in the amount of $380,877 for the Fund. The waivers and reimbursements will remain in effect through April 30, 2026 unless terminated sooner by, or with the consent of, the Board.

9

SPYGLASS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025 (Unaudited)(Continued)
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund’s expenses to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the recoupment. Any such recoupment is also contingent upon the Trust’s review and approval. Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
$1,050,279	12/31/2025
858,227	12/31/2026
822,434	12/31/2027
380,877	6/30/2028

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent, and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. For the period ended June 30, 2025, the Fund incurred the following expenses for fund administration, accounting, transfer agency, custody, and compliance fees:

Fund Administration and Accounting	$212,842
Custody	$24,185
Transfer agency	$62,543
Compliance	$6,154

At June 30, 2025, the Fund had payables due to Fund Services for fund administration, accounting, compliance and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Fund Administration and Accounting	$56,473
Custody	$5,596
Transfer agency	$27,271
Compliance	$2,029

ALPS Distributors, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 5 – SECURITIES TRANSACTIONS
For the period ended June 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Spyglass Growth Fund	$306,779,191	$391,653,470

There were no purchases or sales of long-term U.S. Government securities.

10

SPYGLASS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025 (Unaudited)(Continued)
NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of December 31, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$715,745,922
Gross unrealized appreciation	282,591,343
Gross unrealized depreciation	(54,284,036)
Net unrealized appreciation	228,307,307
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(444,513,885)
Total accumulated losses	$(216,206,578)

(a)	The difference between the book basis and tax basis net unrealized depreciation and cost is attributable primarily to wash sales.
For tax purposes, the Fund had no post-October capital loss deferrals at December 31, 2024.
As of December 31, 2024, the Fund had long-term capital losses in the amount of $81,365,748 and short-term capital losses in the amount of $363,148,137 to offset future capital gains. These capital loss carryforwards do not expire. During the year ended December 31, 2024, the Fund utilized short-term and long-term capital loss carryover in the amounts of $23,041,562 and $203,174,200, respectively, to reduce taxable income.
The Fund did not pay any distributions during the years ended December 31, 2024 and 2023.
Generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended December 31, 2024, the effect of permanent “book/tax” reclassifications relate to the fund’s net operating losses during the current fiscal year. These reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	Total Accumulated Earnings/Loss	Paid-In Capital
Spyglass Growth Fund	$6,686,869	$(6,686,869)

NOTE 7 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
NOTE 8 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, National Financial Services LLC held 27% of the outstanding Institutional Shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC are also beneficially owned.
NOTE 9 – SEGMENT REPORTING
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

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SPYGLASS GROWTH FUND
ADDITIONAL INFORMATION
June 30, 2025 (Unaudited)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

12

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	September 8, 2025

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	September 8, 2025

* Print the name and title of each signing officer under his or her signature.